UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 August 6, 2009

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	109

Form13F Information Table Value Total:	175,223

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      905    15055 SH       SOLE          01        12430              2700
AT&T Corp.                     COM              00206R102     2772   111585 SH       SOLE          01       100991             11194
Allstate Corp.                 COM              020002101      380    15570 SH       SOLE          01        15270               345
Altria Group Inc               COM              02209s103      169    10300 SH       SOLE          01         4300              6000
American Express Co.           COM              025816109     1847    79492 SH       SOLE          01        71091              8501
Amgen Corp.                    COM              031162100     2764    52201 SH       SOLE          01        43969              8332
BLDRS Emerging Market 50 Index COM              09348r300     1181    34160 SH       SOLE          01        32510              1850
BP PLC Spons ADR               COM              055622104     3114    65318 SH       SOLE          01        61551              3767
Bank of America Corp.          COM              060505104     1382   104670 SH       SOLE          01        94843             10632
Bard (C.R.), Inc.              COM              067383109     1647    22125 SH       SOLE          01        21625               500
Baxter International Inc.      COM              071813109      261     4922 SH       SOLE          01         4922
Berkshire Hathaway Class B     COM              084670207     3290     1136 SH       SOLE          01         1041               100
Best Buy Co., Inc.             COM              086516101     1197    35744 SH       SOLE          01        32789              3080
CVS/Caremark Corporation       COM              126650100     3097    97185 SH       SOLE          01        90910              6650
Caterpillar Inc.               COM              149123101     1619    49014 SH       SOLE          01        44735              4704
Chevron Corp.                  COM              166764100     3227    48715 SH       SOLE          01        44965              3750
Cisco Systems, Inc.            COM              17275r102     3409   182764 SH       SOLE          01       166880             17309
Coca Cola Co.                  COM              191216100     2549    53113 SH       SOLE          01        48361              4752
Colgate - Palmolive            COM              194162103     1039    14685 SH       SOLE          01        14515               570
ConocoPhillips                 COM              20825c104     3742    88961 SH       SOLE          01        79692              9919
Costco Wholesale Corp.         COM              22160k105     3085    67393 SH       SOLE          01        60078              7520
Danaher Corporation            COM              235851102     2570    41632 SH       SOLE          01        37768              4114
Devon Energy Corporation       COM              25179m103     2181    40021 SH       SOLE          01        35295              4776
Diageo PLC ADR                 COM              25243Q205     2538    44335 SH       SOLE          01        42010              2575
Disney (Walt) Co.              COM              254687106     4093   175430 SH       SOLE          01       161435             15145
Dow Jones Dividend ETF (DVY)   COM              464287168      722    20425 SH       SOLE          01        17050              3725
Dresser-Rand Group             COM              261608103      410    15710 SH       SOLE          01        12525              3185
DuPont                         COM              263534109     2042    79695 SH       SOLE          01        73990              6340
Emerson Electric Co.           COM              291011104     1560    48134 SH       SOLE          01        43734              4700
Exxon Mobil Corp.              COM              30231G102     4495    64298 SH       SOLE          01        61549              2849
Exxon Mobil Corp.              COM              30231G102      191     2734 SH       SOLE                      300              2434
Exxon Mobil Corp.              COM              30231G102      559     8000 SH       OTHER                                      8000
Fiserv Incorporated            COM              337738108     3518    76970 SH       SOLE          01        69372              8273
General Electric Co.           COM              369604103     3014   257147 SH       SOLE          01       240346             17551
General Electric Co.           COM              369604103      131    11203 SH       SOLE                                       9118
General Electric Co.           COM              369604103      149    12700 SH       OTHER                                     12700
Goldman Sachs Group            COM              38141g104     2011    13637 SH       SOLE          01        12812               825
Goodrich Corporation           COM              382388106     2510    50225 SH       SOLE          01        47425              2900
Helmerich & Payne              COM              423452101     1329    43050 SH       SOLE          01        41250              2295
Hewlett Packard Co             COM              428236103     4317   111692 SH       SOLE          01       101887             10005
Home Depot Inc.                COM              437076102     2603   110144 SH       SOLE          01        88044             22100
Honeywell Intl Inc.            COM              438516106     1786    56868 SH       SOLE          01        50839              6429
Infosys Technologies           COM              456788108     3065    83339 SH       SOLE          01        75320              8694
Int'l Business Machines Corp.  COM              459200101     2364    22635 SH       SOLE          01        21810              1000
Intel Corp.                    COM              458140100     1165    70403 SH       SOLE          01        62203              8200
Intel Corp.                    COM              458140100        8      500 SH       SOLE                                        500
Intel Corp.                    COM              458140100      298    18000 SH       OTHER                                     18000
JP Morgan Chase & Co           COM              46625H100      608    17818 SH       SOLE          01        17054               764
Johnson & Johnson              COM              478160104     7186   126510 SH       SOLE          01       119600              7931
Johnson & Johnson              COM              478160104       86     1520 SH       SOLE                      220              1300
Johnson & Johnson              COM              478160104      244     4300 SH       OTHER                                      4300
Kraft Foods Inc                COM              50075n104     1206    47600 SH       SOLE          01        43212              5188
Lowe's Cos.                    COM              548661107      478    24644 SH       SOLE          01        22844              2150
Medco Health Solutions         COM              58405u102     5644   123742 SH       SOLE          01       115342              8510
Medtronic, Inc.                COM              585055106     1523    43642 SH       SOLE          01        38462              5480
Mega Uranium Ltd.              COM              58516w104      114    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      706    25257 SH       SOLE          01        20857              4400
Microsoft Corp.                COM              594918104     2289    96311 SH       SOLE          01        86851              9710
Morgan Stanley                 COM              617446448     2101    73708 SH       SOLE          01        70074              3834
Murphy Oil Corp.               COM              626717102     2588    47640 SH       SOLE          01        42105              5535
Nike Inc. Cl B                 COM              654106103      471     9090 SH       SOLE          01         8970               120
Novo-Nordisk ADR               COM              670100205     1338    24561 SH       SOLE          01        21935              2676
Nucor Corp.                    COM              670346105     1044    23500 SH       SOLE          01        21775              1850
Oracle Corporation             COM              68389X105      266    12404 SH       SOLE          01        12404
Pepsico Inc.                   COM              713448108     2019    36743 SH       SOLE          01        32033              5060
Pfizer, Inc.                   COM              717081103     1674   111620 SH       SOLE          01       104800              7370
Pfizer, Inc.                   COM              717081103       82     5475 SH       SOLE                     2800              2675
Pfizer, Inc.                   COM              717081103       69     4600 SH       OTHER                                      4600
Phillip Morris Int'l           COM              718172109      344     7875 SH       SOLE          01         1819              6056
Procter & Gamble               COM              742718109     5170   101180 SH       SOLE          01        91604             10351
Schering-Plough                COM              806605101      226     8983 SH       SOLE          01         6583              2400
Schlumberger Ltd.              COM              806857108     2519    46550 SH       SOLE          01        43835              2815
Southern Co.                   COM              842587107      338    10839 SH       SOLE          01        10839
Southern Co.                   COM              842587107      426    13675 SH       SOLE                     3600             10075
Southern Co.                   COM              842587107       16      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     2286    57520 SH       SOLE          01        52095              5425
Sysco Corp.                    COM              871829107      474    21095 SH       SOLE          01        18095              3000
TJX Companies Inc              COM              872540109     4830   153514 SH       SOLE          01       140414             13150
Teva Pharmaceutical Industries COM              881624209      451     9135 SH       SOLE          01         9100               110
Tim Hortons Inc                COM              88706M103     1110    45245 SH       SOLE          01        42675              2570
U. S. Bancorp                  COM              902973304     1922   107230 SH       SOLE          01       104705              2850
Union Pacific Corp.            COM              907818108     1667    32020 SH       SOLE          01        28975              3045
United Parcel Service Cl B     COM              911312106      501    10018 SH       SOLE          01         7093              3025
United Technologies Corp.      COM              913017109     4114    79183 SH       SOLE          01        72898              7185
United Technologies Corp.      COM              913017109       97     1860 SH       SOLE                      850              1010
United Technologies Corp.      COM              913017109      452     8700 SH       OTHER                                      8700
Vanguard REIT ETF (VNQ)        COM              922908553      459    14810 SH       SOLE          01        13235              1575
Vanguard Inter Term Bond Index COM              921937819      130     1680 SH       SOLE          01         1680
Vanguard Short Term Bond Index COM              921937827     4696    59385 SH       SOLE          01        59385
Vanguard Short Term Bond Index COM              921937827      691     8735 SH       SOLE                     1250              7485
Vanguard Short Term Bond Index COM              921937827      198     2500 SH       OTHER                                      2500
Vanguard Total Bond Mkt Index  COM              921937835     2785    35850 SH       SOLE          01        35850
Vanguard Total Bond Mkt Index  COM              921937835      396     5100 SH       SOLE          01                           5100
Varian Medical Systems         COM              92220P105     1107    31494 SH       SOLE          01        29060              2559
Verizon Communications         COM              92343v104      298     9707 SH       SOLE          01         9219               488
Wal-Mart Stores                COM              931142103      692    14286 SH       SOLE          01        12886              1700
Walgreen Co.                   COM              931422109      597    20298 SH       SOLE          01        19973               325
WellPoint Inc.                 COM              94973v107     2232    43864 SH       SOLE          01        39855              4684
Wells Fargo & Co.              COM              949746101     1008    41538 SH       SOLE          01        40217              1321
Wells Fargo & Co.              COM              949746101       37     1542 SH       SOLE                      300              1242
Wells Fargo & Co.              COM              949746101      244    10059 SH       OTHER                                     10059
Wyeth                          COM              983024100      355     7831 SH       SOLE          01         6631              1200
iShares Trust MSCI EAFE Index  COM              464287465      327     7140 SH       SOLE          01         7140               780
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2402    23305 SH       SOLE          01        23305
iShares Trust Barcl. 1-3Yr Cr. COM              464288646      155     1500 SH       SOLE                                       1500
iShares Trust Barcl. 1-3Yr Cr. COM              464288646      103     1000 SH       OTHER                                      1000
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      557     6650 SH       SOLE          01         6650
iShares Trust Barcl. Agg. Bond COM              464287226     4637    45399 SH       SOLE          01        45399
iShares Trust Barcl. TIPS Bond COM              464287176      133     1310 SH       SOLE          01         1310